Note 2 - Cash, Cash Equivalents and Short Term Investments - Schedule of Cash, Cash Equivalents, and Short Term Investments (Details) - EUR (€) € in Thousands	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Total cash and cash equivalents	€ 18,554	€ 21,989	€ 20,940	€ 13,578
Short term investments
Total cash and cash equivalent and short term investments	€ 18,554	€ 21,989